Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2020
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Financial Assets at Fair Value Through Profit or Loss
28	FINANCIAL ASSET AT FAIR VALUE THROUGH PROFIT OR LOSS

	2020	2019
	RMB million	RMB million
Listed equity investment, at fair value:
Shanghai Pudong Development Bank Co., Ltd.	95	121

The above equity investment was classified as a financial asset at fair value through profit or loss as it was held for trading.